As filed with the SEC on August 28, 2013

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02273

TRANSAMERICA INCOME SHARES, INC.

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: April 1, 2013 – June 30, 2013

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of June 30, 2013 are attached.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 3.1%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	$ 974,844	$ 1,202,410
U.S. Treasury Note
1.75%, 05/15/2022	2,560,000	2,439,199
2.00%, 02/15/2023(A)	890,000	856,555

Total U.S. Government Obligations (cost $4,338,163)		4,498,164

U.S. GOVERNMENT AGENCY OBLIGATION - 0.2%
Freddie Mac STRIPS, IO
5.00%, 08/01/2035	1,544,916	206,806

Total U.S. Government Agency Obligation (cost $595,672)		206,806

FOREIGN GOVERNMENT OBLIGATIONS - 3.3%
Canada Housing Trust No. 1
3.15%, 06/15/2015(B)	CAD 1,500,000	1,475,454
Chile Government International Bond
5.50%, 08/05/2020	CLP 576,000,000	1,142,250
Mexican Bonos
7.00%, 06/19/2014	MXN 12,000,000	951,911
7.25%, 12/15/2016	14,000,000	1,164,508

Total Foreign Government Obligations (cost $4,570,844)		4,734,123

MORTGAGE-BACKED SECURITIES - 9.2%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 - 144A	$ 329,305	343,612
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A(B)	1,050,000	1,060,571
BCAP LLC Trust
Series 2009-RR10, Class 2A1
3.12%, 08/26/2035 - 144A(B)	399,634	397,920
Series 2009-RR14, Class 1A1
6.06%, 05/26/2037 - 144A(B)	471,811	495,654
Series 2009-RR3, Class 2A1
4.52%, 05/26/2037 - 144A(B)	14,794	14,787
Series 2009-RR6, Class 2A1
2.90%, 08/26/2035 - 144A(B)	596,933	554,276
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A(B)	498,814	519,324
Countrywide Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034	455,498	473,155
Series 2006-OC1, Class 2A3A
0.51%, 03/25/2036(B)	1,482,741	813,128
Credit Suisse Mortgage Capital Certificates
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A(B)	265,003	264,534
Impac CMB Trust
Series 2007-A, Class A
0.44%, 05/25/2037(B)	691,325	673,868
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
2.87%, 12/26/2037 - 144A(B)	273,728	275,858
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	191,191	196,935
Series 2009-R7, Class 12A1
4.16%, 08/26/2036 - 144A(B)	198,790	195,725

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc. (continued)
Series 2009-R7, Class 1A1
2.55%, 02/26/2036 - 144A(B)	$ 459,352	$ 457,362
Series 2009-R7, Class 4A1
2.89%, 09/26/2034 - 144A(B)	356,116	349,575
Series 2009-R9, Class 1A1
2.65%, 08/26/2046 - 144A(B)	437,816	447,539
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class ASB
6.00%, 06/15/2049(B)	493,602	532,299
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.37%, 01/27/2047 - 144A(B)	280,245	283,940
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043 - 144A	231,692	237,632
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.98%, 08/15/2045 - 144A(B)	950,000	1,064,338
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	554,918	557,286
ORES NPL LLC
Series 2012-LV1, Class A
4.00%, 09/25/2044 - 144A	220,131	219,978
RREF LLC
Series 2013-LT2, Class A
2.83%, 05/22/2028 - 144A	1,023,468	1,020,295
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	155,784	155,601
Spirit Master Funding LLC
Series 2007-1A, Class A
5.74%, 03/20/2025 - 144A	1,387,262	1,358,595
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.18%, 06/25/2033(B)	103,911	103,180
Series 2003-L, Class 1A2
4.55%, 11/25/2033(B)	92,671	92,397

Total Mortgage-Backed Securities (cost $12,663,403)		13,159,364

ASSET-BACKED SECURITIES - 5.5%
Countrywide Asset-Backed Certificates
Series 2006-6, Class 2A3
0.47%, 09/25/2036(B)	2,000,000	1,604,852
GSAA Trust
Series 2006-1, Class A3
0.52%, 01/25/2036(B)	1,140,538	756,496
GSAMP Trust
Series 2006-HE1, Class A2D
0.50%, 01/25/2036(B)	1,230,000	1,080,898
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class C1
3.22%, 10/15/2043 - 144A	232,000	232,812
Series 2013-T1, Class D1
2.49%, 01/15/2044 - 144A	850,000	850,000
HSBC Home Equity Loan Trust Series 2006-3, Class A4
0.43%, 03/20/2036(B)	804,000	772,738
Lehman XS Trust
Series 2005-8, Class 1A3
0.54%, 12/25/2035(B)	1,342,824	814,683
Nationstar Mortgage Advance Receivable Trust
Series T1A, Class D1
2.24%, 06/20/2044 - 144A	130,000	129,860

The notes are an integral part of this report. Transamerica Income Shares, Inc.	June 30, 2013 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4
0.51%, 02/25/2036(B)	$ 767,904	$ 713,117
Westgate Resorts LLC
Series 2013-1A, Class A
2.25%, 08/20/2025 - 144A	937,348	938,813

Total Asset-Backed Securities (cost $6,241,635)		7,894,269

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.5%
Rhode Island Economic Development Corp. (Revenue Bonds)
Insurer: AGM
6.00%, 11/01/2015(C)(D)	835,000	861,203
State of California (General Obligation Unlimited)
7.95%, 03/01/2036	1,035,000	1,233,161

Total Municipal Government Obligations (cost $1,871,167)		2,094,364

PREFERRED CORPORATE DEBT SECURITY - 1.4%
Insurance - 1.4%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A(B)	1,930,000	2,065,100

Total Preferred Corporate Debt Security (cost $1,621,647)		2,065,100

CORPORATE DEBT SECURITIES - 69.3%
Aerospace & Defense - 0.1%
Bombardier, Inc.
6.13%, 01/15/2023 - 144A	130,000	129,025
Airlines - 2.4%
America West Airlines Pass-Through Trust
8.06%, 07/02/2020	540,880	600,377
American Airlines Pass-Through Trust
4.00%, 07/15/2025 - 144A	695,000	656,775
Continental Airlines Pass-Through Trust
6.90%,04/19/2022	667,735	707,799
7.46%,04/01/2015	162,856	164,485
U.S. Airways Pass-Through Trust
3.95%, 11/15/2025	440,000	423,500
UAL Pass-Through Trust
10.40%, 11/01/2016	712,185	819,013
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL 1,200,000	543,169
Building Products - 0.9%
Owens Corning
4.20%, 12/15/2022	$ 1,390,000	1,346,892
Capital Markets - 1.4%
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A	705,000	749,354
Morgan Stanley
5.75%, 01/25/2021	400,000	434,181
Prospect Capital Corp.
5.88%, 03/15/2023	805,000	763,680
Commercial Banks - 6.9%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	1,212,000	1,537,046
BBVA Bancomer SA
6.50%, 03/10/2021 - 144A	800,000	840,000
CIT Group, Inc.
4.75%, 02/15/2015 - 144A(A)	310,000	315,037
FirstMerit Corp.
4.35%, 02/04/2023	475,000	471,009

	Principal	Value
Commercial Banks (continued)
Intesa Sanpaolo SpA
3.13%, 01/15/2016	$ 1,070,000	$ 1,052,086
M&I Marshall & Ilsley Bank
5.00%, 01/17/2017	680,000	726,684
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A(B)(E)	1,095,000	1,404,337
Regions Bank
7.50%, 05/15/2018	1,115,000	1,300,544
Royal Bank of Scotland Group PLC
5.05%, 01/08/2015	500,000	501,250
UBS AG
7.63%, 08/17/2022	490,000	537,750
Wells Fargo & Co.
7.98%, 03/15/2018(A)(B)(E)	1,065,000	1,203,450
Commercial Services & Supplies - 0.7%
Hertz Corp.
5.88%, 10/15/2020	130,000	133,900
Steelcase, Inc.
6.38%, 02/15/2021	800,000	864,115
Construction Materials - 1.0%
Cemex Finance LLC
9.50%, 12/14/2016 - 144A	700,000	740,250
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 - 144A(A)	600,000	639,000
Consumer Finance - 1.8%
Ally Financial, Inc.
4.63%, 06/26/2015(A)	650,000	666,271
SLM Corp.,
Series MTN
3.88%, 09/10/2015	350,000	353,519
Springleaf Finance Corp.,
Series MTN
6.50%,09/15/2017	180,000	173,700
6.90%,12/15/2017	1,430,000	1,403,187
Containers & Packaging - 0.7%
Exopack Holding Corp.
10.00%, 06/01/2018(A)	720,000	729,000
Graphic Packaging International, Inc.
4.75%, 04/15/2021	140,000	135,450
Sealed Air Corp.
8.13%, 09/15/2019 - 144A	105,000	117,075
Distributors - 0.8%
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	1,075,000	1,112,700
Diversified Financial Services - 5.0%
Bank of America Corp.
6.50%, 08/01/2016	1,070,000	1,206,367
Citigroup, Inc.
5.95%, 01/30/2023(A)(B)(E)	810,000	806,031
Ford Motor Credit Co., LLC
4.25%, 09/20/2022(A)	360,000	353,832
General Electric Capital Corp.
7.13%, 06/15/2022(B)(E)	700,000	791,000
General Motors Financial Co., Inc.
2.75%, 05/15/2016 - 144A	275,000	270,531
ING US, Inc.
5.50%, 07/15/2022 - 144A	470,000	499,962
Jefferies Group, Inc.
5.13%, 01/20/2023(A)	440,000	436,607
JPMorgan Chase & Co.
5.15%, 05/01/2023(B)(E)	700,000	666,750
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	1,110,000	1,293,923
Vesey Street Investment Trust I
4.40%, 09/01/2016(F)	835,000	889,186

The notes are an integral part of this report. Transamerica Income Shares, Inc.	June 30, 2013 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Diversified Telecommunication Services - 3.6%
CenturyLink, Inc.
5.80%, 03/15/2022	$ 710,000	$ 699,350
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A	1,305,000	1,355,501
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	200,000	212,000
Level 3 Communications, Inc.
8.88%, 06/01/2019(A)	85,000	88,400
Level 3 Financing, Inc.
8.13%, 07/01/2019	660,000	693,000
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	1,515,000	1,674,184
Wind Acquisition Finance SA
7.25%, 02/15/2018 - 144A	350,000	352,625
11.75%, 07/15/2017 - 144A	100,000	104,000
Electrical Equipment - 1.9%
Anixter, Inc.
5.95%, 03/01/2015(A)	1,200,000	1,251,000
Polypore International, Inc.
7.50%, 11/15/2017(A)	1,440,000	1,501,200
Energy Equipment & Services - 1.6%
Enterprise Products Operating LLC
8.38%, 08/01/2066(B)	600,000	669,000
Seadrill, Ltd.
5.63%, 09/15/2017 - 144A	325,000	320,125
Transocean, Inc.
6.38%, 12/15/2021	490,000	550,742
Weatherford International, Ltd.
9.63%, 03/01/2019	545,000	689,001
Food & Staples Retailing - 0.5%
C&S Group Enterprises LLC
8.38%, 05/01/2017 - 144A(A)	614,000	650,840
Stater Bros Holdings, Inc.
7.38%, 11/15/2018	35,000	37,012
Food Products - 1.3%
Arcor SAIC
7.25%, 11/09/2017 - 144A	715,000	747,175
Michael Foods Group, Inc.
9.75%, 07/15/2018	720,000	788,400
Post Holdings, Inc.
7.38%, 02/15/2022	305,000	326,350
Health Care Equipment & Supplies - 0.7%
Hologic, Inc.
6.25%, 08/01/2020	290,000	300,694
Mallinckrodt International Finance SA
3.50%, 04/15/2018 - 144A	680,000	672,218
Health Care Providers & Services - 0.9%
CHS/Community Health Systems, Inc.
7.13%, 07/15/2020	500,000	515,000
Express Scripts Holding Co.
4.75%, 11/15/2021	660,000	706,102
Hotels, Restaurants & Leisure - 1.3%
CityCenter Holdings LLC / CityCenter Finance Corp.
10.75%, 01/15/2017(A)(G)	500,000	540,000
WMG Acquisition Corp.
6.00%, 01/15/2021 - 144A(A)	549,000	558,608
Wyndham Worldwide Corp.
2.50%, 03/01/2018	755,000	741,495
Household Durables - 1.1%
Beazer Homes USA, Inc.
6.63%, 04/15/2018	660,000	700,425

	Principal	Value
Household Durables (continued)
Brookfield Residential Properties, Inc.
6.50%, 12/15/2020 - 144A	$ 365,000	$ 367,737
Meritage Homes Corp.
4.50%, 03/01/2018	525,000	519,750
Household Products - 0.4%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020	640,000	644,800
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc.
7.63%,05/15/2019	360,000	376,200
7.88%,05/15/2021	720,000	768,600
Insurance - 6.8%
American Financial Group, Inc.
9.88%, 06/15/2019	920,000	1,189,926
Chubb Corp.
6.38%, 03/29/2067(A)(B)	879,000	940,530
Fidelity National Financial, Inc.
6.60%, 05/15/2017(A)	1,495,000	1,657,021
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	865,000	960,273
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 - 144A	415,000	426,075
Oil Insurance, Ltd.
3.26%, 08/05/2013 - 144A(B)(E)	675,000	583,629
Reinsurance Group of America, Inc.
6.75%, 12/15/2065(B)	1,380,000	1,381,725
Sompo Japan Insurance, Inc.
5.33%, 03/28/2073 - 144A(B)	1,250,000	1,160,018
Stone Street Trust
5.90%, 12/15/2015 - 144A	1,400,000	1,504,112
IT Services - 0.8%
Cardtronics, Inc.
8.25%, 09/01/2018	1,110,000	1,176,600
Marine - 0.7%
Martin Midstream Partners LP / Martin Midstream Finance Corp.
8.88%, 04/01/2018	963,000	1,013,557
Media - 1.5%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	695,000	718,900
Lions Gate Entertainment, Inc.
10.25%, 11/01/2016 - 144A	775,000	830,219
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	600,000	624,000
Metals & Mining - 1.9%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A	555,000	700,206
ArcelorMittal
6.75%, 02/25/2022(A)	1,035,000	1,060,875
FMG Resources August 2006 Pty, Ltd.
7.00%, 11/01/2015 - 144A(A)	90,000	90,900
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	700,000	909,365
Multi-Utilities - 1.0%
Black Hills Corp.
5.88%,07/15/2020	700,000	780,751
9.00%,05/15/2014	640,000	681,180
Oil, Gas & Consumable Fuels - 5.6%
Chesapeake Energy Corp.
6.50%, 08/15/2017(A)	675,000	723,937
Energy Transfer Equity, LP
7.50%, 10/15/2020	180,000	196,650

The notes are an integral part of this report. Transamerica Income Shares, Inc.	June 30, 2013 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A	$ 940,000	$ 998,562
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A	695,000	661,988
Lukoil International Finance BV
3.42%, 04/24/2018 - 144A	525,000	510,563
6.38%, 11/05/2014 - 144A	600,000	635,040
Petrobras Global Finance BV
3.00%, 01/15/2019	650,000	603,776
Petrohawk Energy Corp.
7.25%, 08/15/2018	635,000	692,785
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	571,000	710,895
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 - 144A	925,000	1,082,250
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/2017 - 144A	530,000	522,050
TNK-BP Finance SA
6.25%, 02/02/2015 - 144A	650,000	680,062
Paper & Forest Products - 1.2%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/2017 - 144A	350,000	371,000
Boise Cascade Co.
6.38%, 11/01/2020	480,000	486,000
Fibria Overseas Finance, Ltd.
6.75%, 03/03/2021 - 144A(A)	755,000	808,982
Personal Products - 0.2%
Revlon Consumer Products Corp.
5.75%, 02/15/2021 - 144A	248,000	241,800
Pharmaceuticals - 0.3%
Watson Pharmaceuticals, Inc.
3.25%, 10/01/2022	465,000	433,520
Professional Services - 0.5%
Block Financial LLC
5.13%, 10/30/2014	700,000	733,605
Real Estate Investment Trusts - 2.1%
EPR Properties
7.75%, 07/15/2020(A)	1,285,000	1,459,078
Kilroy Realty, LP
6.63%, 06/01/2020(A)	1,320,000	1,499,365
Real Estate Management & Development - 0.4%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/2018 - 144A(A)	630,000	626,850
Road & Rail - 1.5%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	530,000	521,769
7.13%, 10/15/2020 - 144A	1,500,000	1,635,729
Software - 0.7%
First Data Corp.
6.75%, 11/01/2020 - 144A	650,000	661,375
7.38%, 06/15/2019 - 144A	370,000	380,175
Specialty Retail - 1.2%
Claire’s Stores, Inc.
9.00%, 03/15/2019 - 144A	635,000	698,500
Michaels Stores, Inc.
11.38%, 11/01/2016(A)	1,003,000	1,045,638
Textiles, Apparel & Luxury Goods - 0.2%
Jones Group, Inc. / Apparel Group Hold / Apparel Group USA / Footwear Acc Retail
6.88%, 03/15/2019	240,000	241,200

	Principal	Value
Tobacco - 0.5%
Lorillard Tobacco Co.
8.13%, 06/23/2019	$ 575,000	$ 704,593
Trading Companies & Distributors - 1.4%
International Lease Finance Corp.
6.25%, 05/15/2019(A)	665,000	683,287
6.75%, 09/01/2016 - 144A	1,280,000	1,382,400
Wireless Telecommunication Services - 4.6%
Crown Castle Towers LLC
4.88%, 08/15/2020 - 144A	965,000	1,037,696
6.11%, 01/15/2020 - 144A	1,065,000	1,222,061
MetroPCS Wireless, Inc.
6.63%, 04/01/2023 - 144A	525,000	534,188
SBA Tower Trust
5.10%, 04/17/2017 - 144A	1,350,000	1,476,488
Sprint Nextel Corp.
8.38%, 08/15/2017	245,000	275,013
9.00%, 11/15/2018 - 144A	455,000	532,350
WCP Wireless Site Funding / WCP Wireless Site RE Funding / WCP Wireless Site NON
6.83%, 11/15/2015 - 144A	1,430,000	1,524,451

Total Corporate Debt Securities (cost $93,322,415)		99,256,866

CONVERTIBLE BONDS - 1.3%
Automobiles - 0.5%
Ford Motor Co. Series 2012-D, Class A3
4.25%, 11/15/2016	430,000	776,956
Energy Equipment & Services - 0.8%
NuStar Logistics, LP
8.15%, 04/15/2018	975,000	1,086,033

Total Convertible Bonds (cost $1,536,871)		1,862,989

	Shares	Value
PREFERRED STOCKS - 1.9%
Commercial Banks - 0.3%
CoBank ACB 144A, 6.25%(B)	4,530	464,778
Consumer Finance - 0.8%
Ally Financial, Inc. - Series A, 8.50%(B)	44,800	1,158,528
Diversified Telecommunication Services - 0.8%
Centaur Funding Corp. - Series A, Class A 144A, 9.08%	852	1,078,268

Total Preferred Stocks (cost $2,410,661)		2,701,574

SECURITIES LENDING COLLATERAL - 10.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18%(H)	14,772,055	14,772,055

Total Securities Lending Collateral (cost $14,772,055)		14,772,055

The notes are an integral part of this report. Transamerica Income Shares, Inc.	June 30, 2013 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 4.4%
State Street Bank & Trust Co. 0.03%(H), dated 06/28/2013, to be repurchased at $6,287,859 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $6,417,706.	$6,287,843	$6,287,843

Total Repurchase Agreement (cost $6,287,843)		6,287,843

Total Investment Securities (cost $150,232,376)(I)		159,533,517
Other Assets and Liabilities - Net		(16,264,962)

Net Assets		$143,268,555

The notes are an integral part of this report. Transamerica Income Shares, Inc.	June 30, 2013 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)     All or a portion of this security is on loan. The value of all securities on loan is $14,472,830. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B) Floating or variable rate note. Rate is listed as of June 30, 2013.
(C) Illiquid. Total aggregate market value of illiquid securities is $861,203, or 0.60% of the fund’s net assets.
(D) Restricted security. At June 30, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Municipal Government Obligations	Rhode Island Economic Development Corp. - Insurer: AGM	10/25/2010	$835,000	$861,203	0.60%

(E) The security has a perpetual maturity. The date shown is the next call date.
(F) Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of June 30, 2013. Maturity date disclosed is the ultimate maturity date.

(G)     Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.

(H) Rate shown reflects the yield at June 30, 2013.

(I)      Aggregate cost for federal income tax purposes is $150,232,376. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $10,764,247 and $1,463,106, respectively. Net unrealized appreciation for tax purposes is $9,301,141.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities aggregated $58,715,379, or 40.98% of the fund’s net assets.
AGM	Assured Guaranty Municipal Corporation
IO	Interest Only
MTN	Medium Term Note
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
MXN	Mexican Peso

VALUATION SUMMARY:(J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$4,498,164	$—	$4,498,164
U.S. Government Agency Obligation	—	206,806	—	206,806
Foreign Government Obligations	—	4,734,123	—	4,734,123
Mortgage-Backed Securities	—	13,159,364	—	13,159,364
Asset-Backed Securities	—	7,894,269	—	7,894,269
Municipal Government Obligations	—	2,094,364	—	2,094,364
Preferred Corporate Debt Security	—	2,065,100	—	2,065,100
Corporate Debt Securities	—	99,256,866	—	99,256,866
Convertible Bonds	—	1,862,989	—	1,862,989
Preferred Stocks	2,701,574	—	—	2,701,574
Securities Lending Collateral	14,772,055	—	—	14,772,055
Repurchase Agreement	—	6,287,843	—	6,287,843

Total Investment Securities	$17,473,629	$142,059,888	$—	$159,533,517

The notes are an integral part of this report. Transamerica Income Shares, Inc.	June 30, 2013 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities(K)
Collateral for Securities on Loan	$—	$(14,772,055)	$—	$(14,772,055)

Total Other Liabilities	$—	$(14,772,055)	$—	$(14,772,055)

(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(K)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Income Shares, Inc.	June 30, 2013 Form N-Q

Transamerica Income Shares, Inc.

Notes to Schedule of Investments

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The following is a summary of significant accounting policies followed by the Fund.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of the securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Fund in case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. The Fund does not have a significant holding in the Navigator.

By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest and fees.

The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Treasury inflation-protected securities (“TIPS”): The Fund invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

The PIKs at June 30, 2013 are listed in the Schedule of Investments.

Restricted and illiquid securities: The Fund may invest in unregulated or restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2013 are listed in the Schedule of Investments.

Real estate investment trust (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. The accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Income Shares, Inc.	June 30, 2013 Form N-Q

Transamerica Income Shares, Inc.

Notes to Schedule of Investments (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-advisor, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Fund’s Board of Directors has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Directors. These policies and procedures are reviewed at least annually by the Board of Directors. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Directors, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of securities. When the Fund uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized as Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs may vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase Agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized as Level 2.

Transamerica Income Shares, Inc.	June 30, 2013 Form N-Q

Transamerica Income Shares, Inc.

Notes to Schedule of Investments (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or in Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Fund’s Board of Directors. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Fund’s Schedule of Investments.

Transamerica Income Shares, Inc.	June 30, 2013 Form N-Q

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc.
(Registrant)

By:	/s/ Thomas A. Swank
Chief Executive Officer
Date: August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Chief Executive Officer
Date:	August 28, 2013

By:	/s/ Elizabeth Strouse
Principal Financial Officer
Date:	August 28, 2013